Related Party Transactions - Additional Information (Detail) $ in Thousands	Dec. 31, 2021 USD ($) COMPANY	Dec. 31, 2020 USD ($)
Director [Member]
Related Party Transaction [Line Items]
Number of companies owned by a director | COMPANY	2
Deposits [Member]
Related Party Transaction [Line Items]
Due to related parties | $	$ 34,211	$ 2,874